Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of trade and other receivables

	2025 £m	2024 £m
Trade receivables, net of loss allowance	5,913	5,563
Accrued income	13	18
Prepayments	385	390
Interest receivable	2	1
Employee loans and advances	11	7
Other receivables	1,147	857
	7,471	6,836

Summary of loss allowance

Trade receivables loss allowance	2025 £m	2024 £m
1 January	99	85
Exchange adjustments	–	(2)
Charge for the year	49	34
Transfer to assets held for sale	–	(1)
Subsequent recoveries of amounts provided for	(65)	(12)
Utilised	(8)	(5)
At 31 December	75	99